Short-term investments	12 Months Ended
Dec. 31, 2025
Short-term investments.
Short-term investments

5. Short-term investments

The following is a summary of short-term investments:

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Wealth management products	41,947	—
Time deposits	13,000	2,000
Total	54,947	2,000